Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	May 19, 2017
Registrant Name	Advantage Funds, Inc.
Central Index Key	0000914775
Amendment Flag	false
Document Creation Date	May 19, 2017
Document Effective Date	May 19, 2017
Prospectus Date	Dec. 30, 2016
Class A, C, I, & Y Prospectus | Dreyfus Strategic Value Fund | Dreyfus Strategic Value Fund - Class A
Prospectus:
Trading Symbol	DAGVX
Class A, C, I, & Y Prospectus | Dreyfus Strategic Value Fund | Dreyfus Strategic Value Fund - Class C
Prospectus:
Trading Symbol	DCGVX
Class A, C, I, & Y Prospectus | Dreyfus Strategic Value Fund | Dreyfus Strategic Value Fund - Class I
Prospectus:
Trading Symbol	DRGVX
Class A, C, I, & Y Prospectus | Dreyfus Strategic Value Fund | Class Y
Prospectus:
Trading Symbol	DRGYX